Note 12 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Quarterly Financial Information [Table Text Block]
	Year Ended December 31, 2015
	Q1	Q2	Q3	Q4
	(In thousands, except for per share amounts)
Total revenues	$26,817	$23,210	$23,878	$24,072
Gross profit	$18,013	$13,322	$13,626	$13,992
Net income	$5,967	$2,149	$1,494	$2,797
Net income per share:
Basic	$0.19	$0.07	$0.05	$0.09
Diluted	$0.18	$0.07	$0.05	$0.09
	Year Ended December 31, 2014
	Q1	Q2	Q3	Q4
	(In thousands, except for per share amounts)
Total revenues	$27,086	$24,610	$22,406	$26,061
Gross profit	$17,381	$15,763	$10,792	$16,513
Net income	$6,255	$4,696	$1,761	$5,750
Net income per share:
Basic	$0.21	$0.15	$0.06	$0.19
Diluted	$0.20	$0.15	$0.05	$0.18